Finance expense - Summary of Finance Expense (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest on:
Lease liabilities		£ 140
Unwinding of discount on provisions		2	£ 14
Total finance expense		941	790	£ 776
Before Specific Items
Interest on:
Financial liabilities at amortised cost and associated derivatives		608	582	478
Lease liabilities		140
Finance leases			13	16
Derivatives		3	0	14
Fair value movements on derivatives not in a designated hedge relationship		(3)	(3)	1
Reclassification of cash flow hedge from other comprehensive income		46	45	34
Unwinding of discount on provisions		2	14	15
Total finance expense		796	651	558
Specific Items
Interest on:
Total finance expense	[1]	£ 145	£ 139	£ 218

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.